Invested Assets and Investment Income - Investment Properties Rental Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Rental income from investment properties	$ 845	$ 859
Direct operating expenses of rental investment properties	(474)	(483)
Total	$ 371	$ 376